INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Inventory Disclosure [Text Block]
5. INVENTORIES

Inventories consisted of the following at June 30, 2011, and December 31, 2010:

	2011	2010
Raw materials	$525,032	$1,852,451
Finished goods	1,496,528	165,023
Work in process	2,330,576	423,117
Total	$4,352,136	$2,440,591

5. INVENTORIES

Inventories consisted of the following at December 31, 2010 and 2009:

	2010	2009
Raw materials	$1,852,451	$131,988
Finished goods	165,023	6,416
Work in process	423,117	31,303
Total	$2,440,591	$169,707